LVIP Wellington Capital Growth Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.25%
Aerospace & Defense–2.78%
Lockheed Martin	28,166	$ 9,546,866
Northrop Grumman	19,593	5,927,862
		15,474,728
Beverages–2.72%
Constellation Brands Class A	61,130	8,763,597
†Monster Beverage	112,583	6,333,919
		15,097,516
Biotechnology–1.11%
†Biogen	8,411	2,661,072
†Seattle Genetics	30,630	3,534,090
		6,195,162
Capital Markets–1.05%
Blackstone Group Class A	12,643	576,141
MarketAxess Holdings	3,773	1,254,787
S&P Global	16,384	4,014,899
		5,845,827
Commercial Services & Supplies–0.83%
†Copart	67,521	4,626,539
		4,626,539
Electronic Equipment, Instruments & Components–0.72%
CDW	42,735	3,985,893
		3,985,893
Equity Real Estate Investment Trusts–2.30%
American Tower	39,952	8,699,548
Equinix	6,505	4,062,828
		12,762,376
Health Care Equipment & Supplies–3.38%
†ABIOMED	42,853	6,220,542
Danaher	20,261	2,804,325
†DexCom	4,121	1,109,662
†Edwards Lifesciences	31,854	6,008,301
†Penumbra	16,574	2,673,883
		18,816,713
Health Care Providers & Services–1.84%
UnitedHealth Group	41,010	10,227,074
		10,227,074
Insurance–3.36%
†Markel	5,380	4,992,048
Marsh & McLennan	58,342	5,044,249
Progressive	117,123	8,648,363
		18,684,660
Interactive Media & Services–7.60%
†Alphabet Class C	21,980	25,558,564
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Facebook Class A	100,012	$ 16,682,001
		42,240,565
Internet & Direct Marketing Retail–8.19%
†Alibaba Group Holding ADR	27,665	5,380,289
†Amazon.com	20,613	40,189,579
		45,569,868
IT Services–13.17%
Fidelity National Information Services	90,090	10,958,548
†FleetCor Technologies	54,937	10,247,948
Global Payments	55,019	7,935,390
Mastercard Class A	64,685	15,625,309
†PayPal Holdings	132,425	12,678,369
†Square Class A	74,771	3,916,505
Visa Class A	73,550	11,850,376
		73,212,445
Life Sciences Tools & Services–2.15%
†Mettler-Toledo International	8,604	5,941,148
Thermo Fisher Scientific	21,238	6,023,097
		11,964,245
Machinery–0.26%
IDEX	10,634	1,468,662
		1,468,662
Professional Services–4.28%
Equifax	55,121	6,584,203
IHS Markit	139,227	8,353,620
TransUnion	133,644	8,844,560
		23,782,383
Road & Rail–2.01%
Canadian National Railway	66,084	5,130,101
JB Hunt Transport Services	7,030	648,377
†Uber Technologies	193,656	5,406,875
		11,185,353
Semiconductors & Semiconductor Equipment–4.42%
†Advanced Micro Devices	226,104	10,283,210
Microchip Technology	101,467	6,879,463
Monolithic Power Systems	7,998	1,339,345
NVIDIA	23,097	6,088,369
		24,590,387
Software–24.49%
†Adobe	40,268	12,814,888
†Autodesk	52,332	8,169,025
†Ceridian HCM Holding	36,195	1,812,284
†DocuSign	76,738	7,090,591
Microsoft	296,282	46,726,634
†salesforce.com	89,303	12,857,846
LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ServiceNow	40,390	$ 11,574,966
†Slack Technologies Class A	318,583	8,550,768
†Splunk	48,123	6,074,566
SS&C Technologies Holdings	199,976	8,762,948
†Tyler Technologies	16,426	4,871,295
†Workday Class A	53,003	6,902,051
		136,207,862
Specialty Retail–3.81%
Home Depot	49,113	9,169,888
†O'Reilly Automotive	15,929	4,795,425
Ross Stores	51,903	4,514,004
TJX	56,386	2,695,815
		21,175,132
Technology Hardware, Storage & Peripherals–7.31%
Apple	159,937	40,670,380
		40,670,380
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.47%
NIKE Class B	31,773	$ 2,628,898
		2,628,898
Total Common Stock (Cost $326,698,459)		546,412,668

MONEY MARKET FUND–1.79%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	9,970,195	9,970,195
Total Money Market Fund (Cost $9,970,194)		9,970,195

TOTAL INVESTMENTS–100.04% (Cost $336,668,653)	556,382,863
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(247,912)
NET ASSETS APPLICABLE TO 11,360,449 SHARES OUTSTANDING–100.00%	$556,134,951

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$546,412,668	$—	$—	$546,412,668
Money Market Fund	9,970,195	—	—	9,970,195
Total Investments	$556,382,863	$—	$—	$556,382,863
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years,
LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund
Notes (continued)
 3. Recent Accounting Pronouncements (continued)
beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Wellington Capital Growth Fund–4